De-Spac Transaction (Details) - Schedule of Reconciles the Elements of Fair Value (Parentheticals) - 12 months ended Dec. 31, 2023	CAD ($) shares	$ / shares
Class B Common Stock [Member]
Schedule of Reconciles the Elements of Fair Value [Line Items]
MBSC Class common shares | shares	4,250,000
MBSC Class per common share | $ / shares		$ 9.37
MBSC Class Share capital | $	$ 39,800
Class A Common Stock [Member]
Schedule of Reconciles the Elements of Fair Value [Line Items]
MBSC Class common shares | shares	755,707
MBSC Class per common share | $ / shares		$ 9.37
MBSC Class Share capital | $	$ 7,100